Property and equipment - Summary of Property And Equipment (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	$ 908,650	$ 791,597
Ending	1,147,392	908,650
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	1,031,070	906,395
Additions	191,353	29,176
Disposals		(11,260)
Effect of foreign exchange	57,336	106,759
Ending	1,279,759	1,031,070
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(122,420)	(114,798)
Disposals		11,260
Effect of foreign exchange	6,633	13,875
Depreciation charge for the year	3,314	5,007
Ending	(132,367)	(122,420)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	306	271
Ending	323	306
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	34,705	41,310
Additions	0	0
Disposals		(11,260)
Effect of foreign exchange	1,882	4,655
Ending	36,587	34,705
Vehicles [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(34,399)	(41,039)
Disposals		11,260
Effect of foreign exchange	1,865	4,620
Depreciation charge for the year	0	0
Ending	(36,264)	(34,399)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	14,354	13,370
Ending	24,129	14,354
Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	91,524	77,841
Additions	10,692	3,918
Disposals		0
Effect of foreign exchange	5,044	9,765
Ending	107,260	91,524
Office equipment [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(77,170)	(64,471)
Disposals		0
Effect of foreign exchange	4,198	8,153
Depreciation charge for the year	1,763	4,546
Ending	(83,131)	(77,170)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	6,822	5,790
Ending	7,066	6,822
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	17,673	15,078
Additions	0	790
Disposals		0
Effect of foreign exchange	928	1,805
Ending	18,601	17,673
Furniture and fixtures [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	(10,851)	(9,288)
Disposals		0
Effect of foreign exchange	559	1,102
Depreciation charge for the year	125	461
Ending	(11,535)	(10,851)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Ending	56,048	0
Buildings [member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Additions	57,051	0
Disposals		0
Effect of foreign exchange	434	0
Ending	57,485	0
Buildings [member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Disposals		0
Effect of foreign exchange	11	0
Depreciation charge for the year	1,426	0
Ending	(1,437)	0
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	887,168	772,166
Ending	1,059,826	887,168
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	887,168	772,166
Additions	123,610	24,468
Disposals		0
Effect of foreign exchange	49,048	90,534
Ending	1,059,826	887,168
Land [Member] | Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning	0	0
Disposals		0
Effect of foreign exchange	0	0
Depreciation charge for the year	0	0
Ending	$ 0	$ 0